Employee benefit expenses - Summary of Employee Benefit Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statements [Line Items]
Cost of revenue	¥ 164,268	$ 25,175	¥ 178,435	¥ 132,450
Selling expenses	246,959	37,848	253,558	182,474
Administrative expenses	126,318	19,359	117,169	88,233
Research and development expenses	148,999	$ 22,835	91,697	71,411
Employee benefits expense	268,986		236,476	176,507
Employee benefit expense
Statements [Line Items]
Cost of revenue	27,108		27,375	21,737
Selling expenses	101,379		101,378	75,303
Administrative expenses	64,610		60,084	48,529
Research and development expenses	75,889		47,639	30,938
Employee benefits expense	¥ 268,986		¥ 236,476	¥ 176,507